GA Computer Sciences Inc.
349-6540 East Hastings Street
Burnaby, B.C.
Canada, V5B 4Z5

Tel: (775) 881-3390
Fax: (604) 298-6308

May 4, 2005

VIA Courier & EDGAR

US Securities and Exchange Commission
SEC Office of Small Business
450 Fifth Street, NW
Washington, DC 20549-0304
USA

Re: GA Computer Sciences Inc. (the “Company”) - Form SB-2 Enclosed

The Company is submitting the enclosed Form SB-2 registration statement for review. Please find either the enclosed EDGAR filing for the electronic version or three hard copies for the physical version.

We look forward to working with you on the SB-2 review process. If you have any questions please don't hesitate to contact our securities attorney Joseph I. Emas at telephone 305 531-1174.

Yours truly,

GA Computer Sciences Inc.

Per:

/s/ Peter Hoyle

Peter Hoyle
President

Encls.